Financial Instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	¥ 20,671	¥ 23,352
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	16,309	13,783
Measured at fair value through profit or loss | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,362	7,772
Measured at fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	573,325	619,639
Measured at fair value through profit or loss | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		1,797
Measured at fair value through profit or loss | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		547,521
Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	219	11,325
Derivative hedging instruments | Derivative financial instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	219	11,325
Financial liabilities measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	20,890	34,677
Financial liabilities measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	16,528	25,108
Financial liabilities measured at fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,362	7,772
Financial liabilities measured at fair value | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		1,797
Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,739,936	6,187,850
Other financial liabilities | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	573,325	619,639
Other financial liabilities | Lease liabilities | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	573,325	619,639
Other financial liabilities | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	175,805	176,938
Other financial liabilities | Other | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	175,805	176,938
Other financial liabilities | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	475,541	547,521
Other financial liabilities | Trade and other payables | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	475,541	547,521
Other financial liabilities | Bonds and loans
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,515,265	4,843,752
Other financial liabilities | Bonds and loans | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,515,265	4,843,752
Measured at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	296,597	266,621
Measured at fair value through other comprehensive income | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	151,687	182,887
Measured at fair value through other comprehensive income | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	79,342
Measured at fair value through other comprehensive income | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	65,568	83,734
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	44,987	44,482
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12,361	17,617
Measured at fair value through profit or loss | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,424	13,459
Measured at fair value through profit or loss | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12,005	1,113
Measured at fair value through profit or loss | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,197	12,293
Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	72,007	102,606
Derivative hedging instruments | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	72,007	102,606
Financial assets measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	413,592	413,709
Financial assets measured at fair value | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	151,687	182,887
Financial assets measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	84,369	120,223
Financial assets measured at fair value | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,424	13,459
Financial assets measured at fair value | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	91,348	1,113
Financial assets measured at fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,197	12,293
Financial assets measured at fair value | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	65,568	83,734
Financial assets measured at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,052,586	1,068,361
Financial assets measured at amortized cost | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	643,896	584,669
Financial assets measured at amortized cost | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	23,576	25,892
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	¥ 385,113	¥ 457,800